Summary of Significant Accounting Policies - Summary of Outstanding Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	1,636,830	1,262,170	942,460	1,434,284	1,270,087
Warrants for Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	71,257	71,257	71,257	71,257	71,257
Common Stock Options and Restricted Stock Awards Issued and Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	1,565,573	1,190,913	871,203	1,363,027	1,198,830